TAXATION - Tax assessments (Details) Rp in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2025 IDR (Rp)	Aug. 31, 2025 IDR (Rp)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2024 IDR (Rp)
TAXATION
VAT rate			12
Income tax expense, penalty for underpayment			Rp 181,000
Amount of underpayment of value added tax compensated with tax credit			425,000
Value Added Tax for 2021 to 2023 Tax Assessment
TAXATION
Sought value			606,000
Sanctions			181,000
Income Tax Article 23 for 2023 Tax Assessment
TAXATION
Sought value			12,844,000
Sanctions			3,823,000
Corporate Income Tax for 2023 Tax Assessment
TAXATION
Sought value			1,623,000
Sanctions			Rp 445,000
The Company | Tax Audit for 2019, 2020 And 2021 Tax Assessment
TAXATION
Tax collection amount				Rp 7,700
The Company | VAT Tax Invoice Letters for 2015 and 2016
TAXATION
Sought value				Rp 37,900
The Company | Tax Audit for 2023 Tax Assessment
TAXATION
Tax collection amount		Rp 589,100
Sought value		Rp 10,100
The Company | Tax Audit for 2019 and 2020 Tax Assessment
TAXATION
Sought value	Rp 35,700